Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2019	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	$ 1,712	$ 1,866
Right-of-use assets	49
Weighted average incremental borrowing rate		2.31%
IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	1,700
Right-of-use assets	1,600
Increase decrease in retained earnings as a result of adoption of ifrs sixteen	$ 100
Canadian Personal and Business Banking [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 860	$ 3
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0	3
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		219	27
Capital Markets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		166	1
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		$ 17	$ 11